UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	4646 Poplar Ave, Suite 344
		Memphis, TN  38117

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:				William P. Wells
Title:			President
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells		Memphis, Tennessee		10/21/02

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		1
Form 13F Information Table Entry Total:	111
Form 13F Information Table Value Total:	87427

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE VOTING AUTHORITY NAME OF ISSUER
TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE
Abbott Laboratories Common 002824100 291 7200 SH Sole 7200
0 	Akai Hldgs Ltd Ord Isin # Common G0116L107 1 435600 SH
Sole 435600 0 Akai Hldgs Ltd Ord Isin # Common G0116L107 29
9583600 SH Other 01 0 9583600 American International Gr Common 026874107 8 143 SH Other 01 0 143 American International Gr
Common 026874107 564 10302 SH Sole 10302 0 American Mineral
Fields I Common 023925100 6 19000 SH Sole 19000 0 AmSouth Bancorporation Common 032165102 39 1871 SH Other 01 0 1871
AmSouth Bancorporation Common 032165102 5543 267271 SH Sole
5543 0 Analogic Corp New Com P Common 032657207 339 8100 SH
Other 01 0 339 Analogic Corp New Com P Common 032657207 1692
40400 SH Sole 1692 0 AT&T Common 001957109 224 18650 SH Other
01 0 18650 AT&T Common 001957109 1319 109784 SH Sole 109784 0
Avery Dennison Corp Delaw Common 053611109 256 4500 SH Sole 4500
0 Bank Of America Corp Common 060505104 212 3318 SH Sole 3318 0 Berkshire Hathaway Inc De Class A 084670108 222 3 SH Sole 3 0 Blackrock Mun Targetterm Common 09247M402 550 22 SH Sole 22 0 Bp Amoco Plc Spon Adr Rep Sponsored ADR 055622104 253 6352 SH Sole
6352 0 Carramerica Realty Corp 8 Series B Pfd 144418209 287 11311 SH Sole 11311 0 Chevrontexaco Corp Common 166764100 734 10601 SH Sole 10601 0 Cisco Systems Inc. Common 17275R102 163 15600 SH Sole 15600
0 Citigroup, Inc. Common Common 172967101 1301 43892 SH Other 01 0 43892 Citigroup, Inc. Common Common 172967101 5152 173748 SH Sole 173748 0 Clear Channel Communicati Common 184502102 1477 42500 SH Sole 42500 0 Coca Cola Corporation Common 191216100 344 7180 SH Sole 7180 0 Colgate-Palmolive Confs I Common 194162103 302 5600 SH Sole 5600 0 Compucredit Corp Oct 10/18/2002 Call 20478N9JU 75 10000 SH
Call Sole 100 0 Compucredit Corp. Common 20478N100 59 11100 SH Other 01 0 11100 Compucredit Corp. Common 20478N100 250 47200 SH Sole
47200 0 Conocophillips Nfs L Common 20825C104 264 5720 SH Sole 5720
0 Delta Airlines Common 247361108 295 31768 SH Other 01 0 31768
Delta Airlines Common 247361108 697 75020 SH Sole 75020 0 Dole Foods Common 256605106 945 32550 SH Other 01 0 32550 Dole Foods Common 256605106 2755 94900 SH Sole 94900 0 Elan Corp Plc Adr Nfs Is Sponsored ADR 284131208 208 108000 SH Other 01 0 108000 Elan Corp
Plc Adr Nfs Is Sponsored ADR 284131208 1084 561500 SH Sole 561500 0 EMC Corp Mass Com Common 268648102 54 11802 SH Other 01 0 11802 EMC Corp Mass Com Common 268648102 89 19500 SH Sole 19500 0 Emc Corp Mass Jan 65 1/18/2003 Call 2686489AM 100 1000 SH Call Sole 10 0 Emc Corp
Mass Jan 70 1/18/2003 Call 2686489AN 1040 20800 SH Call Sole 208 0
Emc Jan 75 100 EMC 1/18/2003 Call 2686489AO -1090 21800 SH Call Sole
218 0 Esso Sa Act Isin Common F31710100 838 9800 SH Other 01 0 9800
 Esso Sa Act Isin Common F31710100 2202 25755 SH Sole 25,755 0 Exxon Mobil Corporation Common 30231G102 38 1200 SH Other 01 0 1200 Exxon Mobil Corporation Common 30231G102 579 18154 SH Sole 18,154 0 Freeport-Mcmoran Copper & Preferred 35671D865 679 83800 SH Sole 83,800 0 General Electric Common 369604103 42 1696 SH Other 01 0
1696 General Electric Common 369604103 793 32163 SH Sole 32,163 0
General Motors Class H Co Common 370442832 339 37038 SH Other 01 0 37038 General Motors Class H Co Common 370442832 2599 284040 SH Sole 284,040 0 Hanover Direct Common 410783104 134 496000 SH Other 01 0
496000 Hibernia Corp Cl A Class A 428656102 420 21000 SH Sole 21000
0 Industrias Penoles Sa De Common P55409141 116 74000 SH Other 01 0 74000 Industrias Penoles Sa De Common P55409141 969 619700 SH Sole 619700 0 Intel Corp. Common 458140100 15 1100 SH Other 01 0 1100
Intel Corp. Common 458140100 133 9604 SH Sole 9604 0 International Business Ma Common 459200101 24 410 SH Other 01 0 410 International Business Ma Common 459200101 1000 17142 SH Sole 17142 0 Intrawest Corporation Common 460915200 1490 105476 SH Other 01 0 105476
Intrawest Corporation Common 460915200 5776 408800 SH Sole 408800 0 Johnson & Johnson Nfs Is Common 478160104 35 638 SH Other 01 0 638 Johnson & Johnson Nfs Is Common 478160104 503 9307 SH Sole 9307 0 Kerry Group Plc Common G52416107 965 74350 SH Other 01 0 74350 Kerry Group Plc Common G52416107 4322 333000 SH Sole 33000 0 Merck & Co.
-- Common Common 589331107 549 12000 SH Sole 12000 0 Merck & Co.
-- Common Common 589331107 617 13500 SH Other 01 0 13500 Micron
Technology 1/18/2003 Call 5951129AN 5240 52400 SH Call Sole 524 0
Micron Technology 1/18/2003 Call 5951129AL -4800 32000 SH Call Sole 320 0 Micron Technology 1/18/2003 Call 59511S9AC -200 4000 SH Call Sole 40 0 Micron Technology Nfs Is Common 595112103 1192 96400 SH Sole 96,400 0 Microsoft Corp Common 594918104 12 256 SH Other 01
0 256 Microsoft Corp Common 594918104 260 5938 SH Sole 5,938 0
 Morgan Stanley Dean Witte Common 617446448 224 6600 SH Sole 6,600
0 Murphy Oil Corp Common 626717102 236 2878 SH Sole 2,878 0
Nippon Telegraph & Teleph Common 654624105 1472 90450 SH Other
01 0 90450 Nippon Telegraph & Teleph Common 654624105 3135 192700
SH Sole 192,700 0 Orkla A/S Nok25 Ser A Series A R67787102 516 32240 SH Sole 32,240 0 Panamerican Beverageinc C Common P74823108 206 21700 SH Other 01 0 21700 Panamerican Beverageinc C Common P74823108 600 63300 SH Sole 63,300 0 Parkway Properties Inc Common 70159Q104 425 12550 SH Sole 12,550 0 Petrochina Common 71646E100 1544 76800 SH
Other 01 0 76800 Petrochina Common 71646E100 6582 327450 SH Sole 327,450 0 Pfizer Inc. Common 717081103 326 11218 SH Sole 11,218 0
Regent Comm Inc Del Common 758865109 203 40000 SH Sole 40,000 0 Sabine Royalty Tr Unit Be Unit Ben Int 785688102 815 32552 SH Sole 32,552 0 Sabre Group Holdings Clas Class A 785905100 209 10813 SH Sole 10,813 0 Saga Communications Inc Common 786598102 443 23951 SH Sole 23,951 0 Saks Inc Common 79377W108 213 20227 SH Sole 20,227 0
Signet Group Plc Spons Ad Sponsored ADR 82668L872 361 9100 SH Sole 9,100 0 SpatiaLight, Inc. Common 847248101 890 367295 SH Other 01
0 367295 Supervalu Inc Nfs L Common 868536103 480 29750 SH Other
01 0 29750 Supervalu Inc Nfs L Common 868536103 2270 140550 SH Sole 140,550 0 Swisscom American Deposit Sponsored ADR 871013108 152
5500 SH Other 01 0 5500 Swisscom American Deposit Sponsored ADR 871013108 592 21500 SH Sole 21500 0 Teppco Partners Limited P Unit Ltd Partn 872384102 234 8000 SH Sole 8000 0 The Mony Group Inc. Common 615337102 799 32400 SH Other 01 0 32400 The Mony Group Inc. Common 615337102 4301 174350 SH Sole 174350 0 Timberwest Fst Corp Stapl Unit 887147205 237 30000 SH Sole 30000 0 Travelers Ppty Cas
Cl B Class B 89420G406 51 3783 SH Other 01 0 3783 Travelers Ppty
Cas Cl B Class B 89420G406 201 14835 SH Sole 14835 0 Trustmark Corp Common 898402102 1589 69714 SH Sole 69714 0 U S A Networks Inc Nfs
Ll Common 902984103 194 10000 SH Sole 10000 0 Union Planters Corp
Nfs I Common 908068109 214 7809 SH Sole 7809 0 United Technologies Corp Common 913017109 448 7932 SH Sole 7932 0 Varetis Ag Muenc
Common D73463107 146 46299 SH Other 01 0 46299 Varetis Ag Muenc Common D73463107 163 51400 SH Sole 51400 0 Walgreens Common
931422109 231 7500 SH Sole 7500 0 Wal-Mart Stores Inc Common 931142103 308 6265 SH Sole 6265 Waste Management Inc. Common 94106L109 515 22100 SH Other 01 22100 Waste Management Inc. Common 94106L109 888 38100 sH Sole 38100